Stockholders' Deficit (Tables)	3 Months Ended
Dec. 31, 2024
Stockholders’ Deficit [Abstract]
Schedule of Shares of Common Stock are Reserved for Future Issuance	The following shares of common stock are reserved for future issuance:
Convertible notes payable	464,217
Stock options issued and outstanding under Old Nukk equity incentive plan	4,823
Stock purchase warrants	5,465,249
5,934,289

Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant

During the three months ended December 31, 2024, the Company issued shares of its common stock to settle obligations to vendors at fair value on the grant dates using the reported closing share price on the dates of grant as follows:

	Common stock shares	Fair value	Carrying value obligation	Gain (loss) on extinguishment
October 2024	100,000	$200,000	$140,000	$(60,000)
November 2024	254,660	559,993	392,000	(167,993)
	354,660	$759,993	$532,000	$(227,993)

During the year ended September 30, 2024, the Company issued shares of its common stock to settle obligations to vendors were valued at fair value on the grant dates using the reported closing share prices on the dates of grant as follows:

	Common stock shares	Fair value	Carrying value obligation	Gain (loss) on extinguishment
January 2024	25,338	$750,000	$750,000	$—
May 2024	87,500	501,000	324,601	(176,399)
July 2024	148,694	374,788	262,352	(112,436)
July 2024	37,500	95,400	252,000	156,600
July 2024	37,500	95,400	150,000	54,600
July 2024	25,000	63,600	63,600	—
	361,532	$1,880,188	$1,802,553	$(77,635)

Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Public and Private Warrants	$92.00	837,625	0.61	$14.10
April 2024 Warrants	6.88	14,535	0.01	0.02
June 2024 Warrants	2.00	150,000	0.12	0.05
August 2024 Warrants	2.00	175,000	0.15	0.06
November 2024 Warrant	2.41	351,424	0.31	0.15
Pre-funded Warrants	0.0001	1,436,666	1.30	0.00
Private Placement Warrant	6.00	2,499,999	2.27	2.74
	$0.0001 – 92.00	5,465,249	4.77	$17.12

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at September 30, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at September 30, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Public and Private Warrant	$92.00	837,625	3.02	$65.46
April 2024 Warrant	6.88	14,535	0.03	0.08
June 2024 Warrant	2.00	150,000	0.61	0.25
August 2024 Warrant	2.00	175,000	0.72	0.30
	$2.00 – 92.00	1,177,160	4.38	$66.09

Schedule of Warrant Activities

Warrant activities for the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	837,625	$92.00
Issued	—	—
Outstanding at September 30, 2023	837,625	92.00
Issued	339,535	2.21
Outstanding at September 30, 2024	1,177,160	66.10
Issued	2,851,423	4.83
Outstanding at December 31, 2024	4,028,583	$22.73